Shareholders’ equity (Details Narrative)					6 Months Ended	12 Months Ended
	Sep. 29, 2025 HKD ($) shares	Jan. 16, 2024 $ / shares shares	Dec. 01, 2023 $ / shares shares	Sep. 30, 2022 HKD ($) shares	Jun. 30, 2024 HKD ($) shares	Dec. 31, 2024 HKD ($) shares		Dec. 31, 2023 HKD ($) shares		Sep. 29, 2025 $ / shares shares	Jun. 30, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares		Jan. 16, 2024 $ / shares	Jan. 11, 2024 $ / shares	Dec. 31, 2023 $ / shares shares		Dec. 31, 2022 shares	[1]	Nov. 18, 2022 shares	Dec. 31, 2021 shares	[1]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized											300,000,000	300,000,000				300,000,000
Common stock, par value | $ / shares											$ 0.0001	$ 0.0001				$ 0.0001
Shares outstanding																				10,000,000
Issuance of shares				303,000,000
Issuance of shares, value | $				$ 30,300	$ 2,076,000	$ 2,076,000		$ 26,003,000
Preference stock, shares authorized											3,000,000	3,000,000				3,000,000
Preference stock, par value | $ / shares											$ 0.0001	$ 0.0001				$ 0.0001
Common stock, shares issued											11,062,500	11,062,500				11,000,000
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Shares outstanding					11,062,500						11,062,500	11,062,500	[1]			11,000,000	[1]	10,000,000			10,000,000
Issuance of shares					62,500	62,500	[1]	1,000,000	[1]
Issuance of shares, value | $								$ 1,000
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized										300,000,000
Common stock, par value | $ / shares										$ 0.0001
Issuance of shares	303,000,000
Issuance of shares, value | $	$ 30,300
Preference stock, par value | $ / shares										$ 0.0001
Common stock, shares issued										3,062,500,000
Subsequent Event [Member] | Luxury Max Investments Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued										8,000,000,000
Subsequent Event [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized										281,937,500,000
Common stock, par value | $ / shares										$ 0.0001
Issuance of shares	303,000,000
Issuance of shares, value | $	$ 30,000
Common stock, shares issued										3,062,500,000
Subsequent Event [Member] | Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized										7,000,000,000
Common stock, par value | $ / shares										$ 0.0001
Subsequent Event [Member] | Common Class B [Member] | Luxury Max Investments Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized										8,000,000,000
Common stock, par value | $ / shares										$ 0.0001
Subsequent Event [Member] | Common Class B One [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized										3,000,000,000
Subsequent Event [Member] | Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized										3,000,000,000
Preference stock, shares authorized										3,000,000
Subsequent Event [Member] | Common Stock [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized										285,000,000
Common stock, par value | $ / shares										$ 0.0001
Subsequent Event [Member] | Common Stock [Member] | Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized										18,000,000
Common stock, par value | $ / shares										$ 0.0001
Subsequent Event [Member] | Ordinary Shares Unissued One [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized										281,937,500,000
Subsequent Event [Member] | Ordinary Shares Unissued Two [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized										7,000,000,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of shares			1,000,000
Share price | (per share)		$ 5.00	$ 5.00											$ 5.00	$ 5.00
Stock repurchased		62,500

[1]	In connection with the undertaking of a public offering of the Company’s ordinary shares, the Company has performed a series of re-organizing transactions resulting in 10,000,000 shares of ordinary shares outstanding effected on November 18, 2022 that have been retroactively restated to the beginning of the first period presented. On December 1, 2023 the Company closed the IPO. The offering was conducted pursuant to the Company’s registration statement and 1,000,000 shares of ordinary shares were issued at the IPO price of $5.00 per share after the offering. The Shares were approved for listing on The Nasdaq Capital Market and commenced trading under the ticker symbol “FEBO.” On January 11, 2024, the representative of the underwriters partially exercised the over-allotment option and on January 16, 2024 purchased 62,500 ordinary shares at the IPO price of $5.00 per share.